Goodwill and Intangible Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets

Note 18. Goodwill and Intangible Assets

The Company accounts for goodwill at acquisition-date fair value and other intangible assets at acquisition-date fair value less accumulated depreciation. See Note 2 for a summary of the Company’s policies relating to goodwill and intangible assets.

Intangible Assets

As of March 31, 2022, the Company’s intangible assets, net consists of the following:

	Weighted
	average
	amortization	Gross carrying	Accumulated	Net carrying
(in thousands)	period	amount	amortization	amount
Intangible assets
Amortizing intangible assets:
Payor contracts	10 years	$19,400	$(6,623)	$12,777
Trade names	10 years	4,170	(1,451)	2,719
Clinical contracts	9 years	2,909	(833)	2,076
Total intangible assets		$26,479	$(8,907)	$17,572

As of December 31, 2021, the Company’s intangible assets, net consists of the following:

	Weighted
	average
	amortization	Gross carrying	Accumulated	Net carrying
(in thousands)	period	amount	amortization	amount
Intangible assets
Amortizing intangible assets:
Payor contracts	10 years	$19,400	$(6,152)	$13,248
Trade names	10 years	4,170	(1,350)	2,820
Clinical contracts	10 years	2,909	(732)	2,177
Total intangible assets		$26,479	$(8,234)	$18,245

The estimated aggregate amortization expense for each of the five succeeding fiscal years as of March 31, 2022 is as follows:

(in thousands)	Amount
Year ending December 31:
2022	$2,011
2023	2,639
2024	2,639
2025	2,639
2026	2,617
Thereafter	5,027
Total	$17,572

The aggregate amortization expense during the three months ended March 31, 2022 and 2021 were $673 and $612, respectively.

Goodwill

The Company evaluates goodwill at the reporting unit level, which, for the Company, is at the level of the reportable segments, dispensary, patient services, and clinical trials & other. The goodwill allocated to each of the reporting units as of March 31, 2022 and December 31, 2021 is as follows:

	March 31,	December 31,
(in thousands)	2022	2021
Patient services	$21,443	$21,443
Dispensary	4,551	4,551
Clinical trials & other	632	632
Total goodwill	$26,626	$26,626

The changes in the carrying amount of goodwill for the three months ended March 31, 2022 and for the year ended December 31, 2021 are as follows:

(in thousands)	2022	2021
Balance as of January 1:
Gross goodwill	$26,626	$14,227
Goodwill acquired during the period	—	12,399
Accumulated impairment losses	—	—
Goodwill, net as of March 31 and December 31	$26,626	$26,626

Note 18. Goodwill and Intangible Assets

The Company accounts for goodwill at acquisition-date fair value and other intangible assets at acquisition-date fair value less accumulated depreciation. See Note 2 for a summary of the Company’s policies relating to goodwill and intangible assets.

Intangible Assets

As of December 31, 2021, the Company’s intangible assets, net consists of the following:

	Weighted
	average
	amortization	Gross carrying	Accumulated	Net carrying
(in thousands)	period	amount	amortization	amount
Intangible assets
Amortizing intangible assets:
Payor contracts	10 years	$19,400	$(6,152)	$13,248
Trade names	10 years	4,170	(1,350)	2,820
Clinical contracts	10 years	2,909	(732)	2,177
Total intangible assets		$26,479	$(8,234)	$18,245

As of December 31, 2020, the Company’s intangible assets, net consists of the following:

	Weighted
	average
	amortization	Gross carrying	Accumulated	Net carrying
(in thousands)	period	amount	amortization	amount
Intangible assets
Amortizing intangible assets:
Payor contracts	10 years	$18,900	$(4,283)	$14,617
Trade names	10 years	4,170	(945)	3,225
Clinical contracts	10 years	2,164	(490)	1,674
Total intangible assets		$25,234	$(5,718)	$19,516

The estimated aggregate amortization expense for each of the five succeeding fiscal years as of December 31, 2021 is as follows:

(in thousands)	Amount
Year ending December 31:
2022	$2,684
2023	2,639
2024	2,639
2025	2,639
2026	2,617
Thereafter	5,027
Total	$18,245

The aggregate amortization expense during the years ended December 31, 2021, and 2020 were $2,516 and $2,487, respectively.

Goodwill

The Company evaluates goodwill at the reporting unit level, which, for the Company, is at the level of the reportable segments, dispensary, patient services, and clinical trials & other. The goodwill allocated to each of the reporting units as of December 31, 2021 and 2020 is as follows:

(in thousands)	December 31, 2021	December 31, 2020
Patient services	$21,443	$9,044
Dispensary	4,551	4,551
Clinical trials & other	632	632
Total goodwill	$26,626	$14,227

The changes in the carrying amount of goodwill for the years ended December 31, 2021 and 2020 are as follows:

(in thousands)	December 31, 2021	December 31, 2020
Balance as of January 1:
Gross goodwill	$14,227	$14,077
Goodwill acquired during the period	12,399	150
Accumulated impairment losses	—	—
Goodwill, net as of December 31	$26,626	$14,227